LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Prior accident years	$ 20	$ 34
IBNR & Expected Development on Reported Losses	$ 8		$ 7